Other Receivables (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Other Receivables
Advances to suppliers	$ 1,498,558	$ 745,935
Security deposit	297,896	336,558
Others	14,772	14,472
Other receivables	$ 1,811,226	$ 1,096,965